GAIN ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES (Tables)	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CAPITAL COMMITMENTS	(a) The Group had the following capital commitments at the end of the reporting period:
	Year ended 31 December
	2022	2023
	RMB	RMB

Contracted, but not provided for:
Property and equipment	30,908	-